Changes in Liabilities Attributable to Financing Activities - Summary of Changes in Liabilities Attributable to Financing Activities (Parenthetical) (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 03, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Transaction costs	$ 10.4	$ 19.9	$ 5.0